Borrowings - Disclosure of Interest Bearing Borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current borrowings
Balance at beginning of year	R 5,592
Translation	83	R (820)	R (411)
Total non-current borrowings	1,785	5,592
Current borrowings
Balance at beginning of year	103
Interest accrued	426	467	238
Total current borrowings	9	103
Borrowings Bearing Interest	1,794	5,695
Undrawn committed borrowing facilities	9,308	5,883
Westpac fleet loan
Current borrowings
Balance at beginning of year	0	25
Repayments of current borrowings	0	26
Translation	0	1
Total current borrowings	0	0	25
R2.5 Billion Facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	0	0
Draw down	300	700
Repayments	(300)	(700)
Amortisation of issue costs	16	7
Reclassification from prepayments	(16)	(7)
Total non-current borrowings	0	0	0
US$400 million facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	5,592	3,180
Draw down	0	2,919
Repayments	(3,747)	(1,345)
Amortisation of issue costs	23	19
Translation	(83)	819
Total non-current borrowings	1,785	5,592	3,180
Current borrowings
Balance at beginning of year	103	0
Interest accrued	129	103
Repayments of current borrowings	224	0
Translation	1	0
Total current borrowings	9	103	0
Current
Current borrowings
Balance at beginning of year	103
Total current borrowings	9	103
Undrawn committed borrowing facilities	1,350	0
Between one to two years
Non-current borrowings
Balance at beginning of year	0
Total non-current borrowings	0	0
Due between two to three years5
Non-current borrowings
Balance at beginning of year	5,592
Total non-current borrowings	1,785	5,592
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	R 7,958	R 5,883	R 7,254